Segment disclosures	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment disclosures [Text Block]

16 Segment disclosures

The Company operations are conducted in three reportable segments: real estate development in the United States (“Real Estate”), solar energy projects in Puerto Rico (“Solar Energy”) and corporate headquarters located in Canada (“Corporate”). The Company reports information about its operating segments  based on the manner in which the Company's chief decision maker views and evaluates the Company's business.

As the Company capitalizes all directly attributable costs related to its Real Estate and Solar Energy segments in accordance with the accounting policy for investment properties and intangibles assets, all material items of profit and loss are attributable to the Corporate segment.

	As at December 31, 2023				As at December 31, 2022
	Real Estate	Solar Energy	Corporate	Total	Real Estate	Solar Energy	Corporate	Total
Assets	$	$	$	$	$	$	$	$
Total assets	12,333,170	7,175,580	2,602,101	22,110,851	5,456,419	7,001,549	2,595,162	15,053,130
Net additions to non-current, non-financial assets	6,876,751	174,031	-	7,050,782	3,604,932	838,045	-	4,442,977
Total liabilities	4,549,674	12,854	8,550,171	13,112,699	667,536	169,713	4,736,736	5,573,985
Loss
Interest expense	(1,398)	-	(208,637)	(210,035)	(1,720)	-	(32,410)	(34,130)
Interest income	-	-	29,333	29,333	-	-	1,098	1,098
Loss	(105,015)	(8,484)	(2,514,749)	(2,628,248)	(66,996)	(15,078)	(2,681,060)	(2,763,134)

	As at December 31, 2021
	Real Estate	Renewable Energy	Corporate	Total
Assets	$	$	$	$
Total assets	1,851,487	6,163,504	2,421,186	10,436,177
Additions to non-current, non-financial assets	1,149,504	463,668	-	1,613,172
Total liabilities	669,260	73,317	5,441,255	6,183,832
Loss
Interest expense	(1,873)	-	(53,627)	(55,500)
Loss	(294,282)	(2,063)	(9,028,881)	(9,325,226)

Entity wide disclosures

Information about geographical areas:

	Canada	California	Puerto Rico	Total
As at December 31, 2023
Non-current assets	$51,192	$12,333,170	$7,175,580	$19,559,942
As at December 31, 2022
Non-current assets	$677,019	$5,456,419	$7,001,549	$13,124,987
As at December 31, 2021
Non-current assets	$601,822	$1,851,487	$6,163,504	$8,616,813